Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements

The following recent Accounting Standards Updates (ASUs) issued by FASB were adopted by the Company during the current year:

ASU 2016-02 Leases and related amendments (Topic 842)
The ASU requires a lessee to recognize a right-of-use asset and a lease liability on the balance sheet for all leases greater than twelve months and requires additional qualitative and quantitative disclosures. The lessor accounting model under the new standard is substantially unchanged. The guidance must be applied using a modified retrospective approach. Entities may elect to apply the guidance to each prior period presented with a cumulative-effect adjustment to retained earnings recognized at the beginning of the earliest period presented or to apply the guidance with a cumulative-effect adjustment to retained earnings recognized at the beginning of the period of adoption.
The new standard provides a number of practical expedients and accounting policy elections upon transition. On January 1, 2019, the Company did not elect the package of three practical expedients that permits the Company not to reassess prior conclusions about lease qualification, classification and initial direct costs. Upon adoption, the Company elected the following practical expedients:

•	the use-of-hindsight practical expedient to reassess the lease term and the likelihood that a purchase option will be exercised;

•	the land easement practical expedient to not evaluate land easements that were not previously accounted for as leases under Topic 840;

•
the short-term lease exemption for all asset classes that permits entities not to recognize right-of-use assets and lease liabilities onto the balance sheet for leases with terms of twelve months or less; and

•	the practical expedient to not separate lease and non-lease components for the freight car asset category.
The Company adopted this standard in the first quarter of 2019 with an effective date of January 1, 2019 using a modified retrospective approach with a cumulative-effect adjustment to Retained earnings recognized on January 1, 2019, with no restatement of comparative period financial information. As at January 1, 2019, the cumulative-effect adjustment to adopt the new standard increased the balance of Retained earnings by $29 million, relating to a deferred gain on a sale-leaseback transaction of a real estate property. The initial adoption transition adjustment to record right-of-use assets and lease liabilities for leases over twelve months on the Company's Consolidated Balance Sheet was $756 million to each balance. The initial adoption transition adjustment is comprised of finance and operating leases of $215 million and $541 million, respectively. New finance lease right-of-use assets and finance lease liabilities are a result of the reassessment of leases with purchase options that are reasonably certain to be exercised by the Company under the transition to Topic 842, previously accounted for as operating leases.

ASU 2017-04 Intangibles - Goodwill and other (Topic 350): Simplifying the test for goodwill impairment
The ASU simplifies the goodwill impairment test by removing the requirement to compare the implied fair value of goodwill with its carrying amount. Under the new standard, goodwill impairment tests are performed by comparing the fair value of a reporting unit with its carrying amount, recognizing an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, up to the value of goodwill.
The guidance must be applied prospectively. The ASU is effective for annual and any interim impairment tests for periods beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.
The Company adopted this standard in the first quarter of 2019 with an effective date of January 1, 2019. The adoption of this standard did not have an impact on the Company’s Consolidated Financial Statements.

The following recent ASUs issued by FASB have an effective date after December 31, 2019 and have not been adopted by the Company:

ASU 2019-12 Income taxes (Topic 740): Simplifying the accounting for income taxes
The ASU adds new guidance to simplify accounting for income taxes, changes the accounting for certain income tax transactions and makes minor improvements to the codification. The ASU introduces new guidance that provides a policy election to not allocate consolidated income taxes when a member of a consolidated tax return is not subject to income tax, and provides guidance to evaluate whether a step-up in tax basis of goodwill relates to a business combination in which book goodwill was recognized or a separate transaction. In addition, the ASU changes the current guidance by making an intraperiod allocation if there is a loss in continuing operations and gains outside of continuing operations; by determining when a deferred tax liability is recognized after an investor in a foreign entity transitions to or from the equity method of accounting; by accounting for tax law changes and year-to-date losses in interim periods; and by determining how to apply the income tax guidance to franchise taxes and other taxes that are partially based on income.
    The ASU is effective for annual and any interim period beginning after December 15, 2020. Early adoption is permitted.
The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements; no significant impact is expected.

ASU 2016-13 Financial instruments - Credit losses (Topic 326): Measurement of credit losses on financial instruments
The ASU requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The new standard replaces the current incurred loss impairment methodology with one that reflects expected credit losses. The adoption of the ASU is not expected to have a significant impact on the Company’s Consolidated Financial Statements. CN will adopt the requirements of the ASU effective January 1, 2020.

Other recently issued ASUs required to be applied for periods beginning on or after January 1, 2020 have been evaluated by the Company and will not have a significant impact on the Company's Consolidated Financial Statements.